Employee Benefits (Details 2) - USD ($) $ in Millions		12 Months Ended
	Jan. 02, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net periodic cost
Weighted-average healthcare cost rate		5.00%
Effects created by one percentage point change in assumed healthcare cost trend
Effect of 1% point increase on postretirement obligation		$ 5
Effect of 1% point decrease on postretirement obligation		$ (4)
Retirement Plans [Member]
Benefit obligation
Discount rate		4.15%	5.00%	4.10%
Net periodic cost
Discount rate		5.00%	4.10%	5.10%
Compensation increase factor				4.50%
Return on assets		7.125%	7.25%	7.75%
Postretirement Plans [Member]
Benefit obligation
Discount rate		3.60%	4.20%	3.45%
Net periodic cost
Weighted-average healthcare cost rate		7.00%	7.00%	7.50%
Discount rate		4.125%	3.45%	4.45%
United Kingdom Retirement Plan [Member]
Net periodic cost
Discount rate		4.50%	4.80%	5.10%
Compensation increase factor			5.75%	5.85%
Return on assets		6.75%
United States Pension Plan of US Entity [Member]
Net periodic cost
Discount rate		5.00%
Subsequent Event [Member] | Retirement Plans [Member]
Net periodic cost
Return on assets	6.25%
Subsequent Event [Member] | United Kingdom Retirement Plan [Member]
Net periodic cost
Discount rate	3.80%
Return on assets	6.25%
Subsequent Event [Member] | United States Pension Plan of US Entity [Member]
Net periodic cost
Discount rate	4.15%